Consolidated Statements of Changes in Total Equity (Unaudited) (Parenthetical) (USD $) In Millions	6 Months Ended
Jun. 30, 2011
Offering costs from follow-on public offering	$ 7.0
Partners' Equity Common
Offering costs from follow-on public offering	7.0
Partners' Equity General Partner
Offering costs from follow-on public offering	$ 7.0